Debt and Interest Expense - Interest-Rate Swap Table (Details) - Not Designated as Hedging Instrument [Member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Interest-Rate Swap 1 [Member]
Derivative [Line Items]
Interest-rate swap, notional amount	$ 250
Interest-rate swap, reference period start date	Dec. 31, 2019
Interest-rate swap, reference period end date	Dec. 31, 2024
Interest-rate swap, maturity date	Dec. 31, 2019
Interest-rate swap, fixed interest rate	2.73%
Interest-Rate Swap 2 [Member]
Derivative [Line Items]
Interest-rate swap, notional amount	$ 250
Interest-rate swap, reference period start date	Dec. 31, 2019
Interest-rate swap, reference period end date	Dec. 31, 2029
Interest-rate swap, maturity date	Dec. 31, 2019
Interest-rate swap, fixed interest rate	2.856%
Interest-Rate Swap 3 [Member]
Derivative [Line Items]
Interest-rate swap, notional amount	$ 250
Interest-rate swap, reference period start date	Dec. 31, 2019
Interest-rate swap, reference period end date	Dec. 31, 2049
Interest-rate swap, maturity date	Dec. 31, 2019
Interest-rate swap, fixed interest rate	2.905%